Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Continuing Operations Provision (Benefit) for Income Taxes

The continuing operations provision (benefit) for income taxes for 2011, 2012 and 2013 consisted of the following (in millions):

	SunGard
	2011	2012	2013
Current:
Federal	$(46)	$(20)	$6
State	4	4	9
Foreign	35	22	36

Total current	(7)	6	51

Deferred:
Federal	(89)	(28)	(14)
State	(40)	1	—
Foreign	(9)	(28)	(11)

Total deferred	(138)	(55)	(25)

Total	$(145)	$(49)	$26

Income (loss) from Continuing Operations Before Income Taxes

Income (loss) from continuing operations before income taxes for 2011, 2012 and 2013 consisted of the following (in millions):

	SunGard
	2011	2012	2013
U.S. operations	$(315)	$(154)	$(30)
Foreign operations	94	62	102

Total	$(221)	$(92)	$72

Differences Between Income Tax Expense (Benefit) at the U.S. Federal Statutory Income Tax Rate and the Company's Continuing Operations Effective Income Tax Rate

Differences between income tax expense (benefit) at the U.S. federal statutory income tax rate of 35% and the Company’s continuing operations effective income tax rate for 2011, 2012 and 2013 were as follows (in millions):

	SunGard
	2011	2012	2013
Tax at federal statutory rate	$(77)	$(32)	$25
State income taxes, net of federal benefit	(9)	2	5
Foreign taxes, net of U.S. foreign tax credit(1)	(20)	(20)	1
Tax rate changes(2)	(31)	7	(1)
Nondeductible goodwill impairment charge	4	—	—
Nondeductible expenses	6	2	3
Change in uncertain tax positions(3)	(1)	10	1
Research and development credit	(2)	(1)	(9)
Domestic production activities deduction	—	—	(1)
U.S. income taxes on non-U.S. unremitted earnings	(11)	(20)	4
Other, net	(4)	3	(2)

Total	$(145)	$(49)	$26

Effective income tax rate	66%	53%	36%

(1)	Includes foreign taxes, dividends and the rate differential between U.S. and foreign countries. Also includes a favorable adjustment in 2011 of $4 million related to foreign tax credits not previously recognized, and includes $8 million, $6 million and $4 million in 2011, 2012 and 2013, respectively, related to benefits of tax holidays in Tunisia and India which expire in 2017 and 2024, respectively.
(2)	During 2011, the Company determined that a 2009 adjustment was incorrect and reversed it, thereby increasing the deferred tax liability and goodwill balances. The Company recorded an income tax benefit of $35 million reflecting the amortization of the deferred income tax liability the benefit of which would have been reflected in the statement of comprehensive income had the 2009 adjustment not been made (see goodwill discussion in Note 1).
(3)	The change in uncertain tax positions recorded in continuing operations was a decrease of $1 million and increases of $10 million and $1 million in 2011, 2012 and 2013, respectively, which reflects the offsetting benefits recorded in prepaid expenses and other current assets. The balance is recorded in discontinued operations.

Deferred Income Tax Assets and Liabilities

Deferred income taxes are recorded based upon differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating and tax credit carryforwards. Deferred income tax assets and liabilities at December 31, 2012 and 2013 consisted of the following (in millions):

	SunGard
	December 31, 2012	December 31, 2013
Current:
Trade receivables and other current assets	$9	$(2)
Accrued expenses, net	28	28
Tax credit carryforwards	29	20
Other current	—	(11)

Total current deferred income tax asset (liability)	66	35
Valuation allowance	(17)	(5)

Net current deferred income tax asset (liability)	49	30
Less amounts classified as discontinued operations	(15)	(13)

Net current deferred income tax asset (liability)—continuing operations	$34	$17

Long-term:
Property and equipment	$12	$1
Intangible assets	(1,102)	(1,026)
Net operating loss carry-forwards	101	98
Stock compensation	56	62
U.S. income taxes on non-U.S. unremitted earnings	(20)	(24)
Other long-term liabilities	—	34
Other, net	(25)	(5)

Total long-term deferred income tax liability	(978)	(860)
Valuation allowance	(48)	(62)

Net long-term deferred income tax liability	(1,026)	(922)
Less amounts classified as discontinued operations	354	282

Net long-term deferred income tax liability—continuing operations	$(672)	$(640)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits follows (in millions):

	2011	2012	2013
Balance at beginning of year	$37	$22	$94
Additions for tax positions of prior years	1	22	7
Reductions for tax positions of prior years	(1)	—	(5)
Additions for tax positions of current year	2	50	3
Settlements for tax positions of prior years	(17)	—	—

Balance at end of year	$22	$94	$99